Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 1,417	$ 937	$ 632
Other comprehensive income (loss):
Unrealized hedging gains (losses) on derivatives	27	(11)	(6)
Reclassification adjustments for derivative losses included in net income (interest expense)	9	25	55
Total unrealized gains (losses) on derivatives	36	14	49
Unrealized gains (losses) on investments	(6)	(1)	2
Defined benefit pension plans adjustment			(3)
Income tax expense	(11)	(5)	(17)
Other comprehensive income, net of tax	19	8	31
Comprehensive income	1,436	945	663
Less: comprehensive loss attributable to noncontrolling interest	(1)	(2)	(1)
Total comprehensive income attributable to SLM Corporation	$ 1,437	$ 947	$ 664